RELATED PARTY TRANSACTIONS (Details 3) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
Purchases from related parties	$ 0	$ 0	$ 0	$ 6,061,202	$ 6,061,202	$ 26,360,929
Value Plus Macao Commercial Offshore Limited [Member]
Purchases from related parties	0	0	0	5,144,675	5,161,134	20,350,780
Ford Glory International Limited [Member]
Purchases from related parties	$ 0	$ 0	$ 0	$ 916,527	$ 919,459	$ 6,010,149